UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-08659

The Henssler Funds Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street, N.E.

24 Floor

Atlanta, GA 30308

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: November 1, 2010 – January 31, 2011

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

	000000000000	000000000000
	Shares	Value
COMMON STOCKS - 90.73%

Communications - 6.42%
Media - 2.10%
The Walt Disney Co.	93,825	$3,646,978

Telecommunications - 4.32%
Cisco Systems, Inc.(1)	189,800	4,014,270
QUALCOMM, Inc.	64,150	3,472,439

		7,486,709

Total Communications		11,133,687

Consumer, Cyclical - 12.05%
Apparel - 1.24%
VF Corp.	25,900	2,142,448

Auto Manufacturers - 1.20%
Honda Motor Co., Ltd. - ADR	48,000	2,089,920

Retail - 9.61%

Hypermarkets and Super Centers-2.88%
Costco Wholesale Corp.	33,500	2,406,640
Wal-Mart Stores, Inc.	46,200	2,590,434

		4,997,074

Restaurants-2.49%
Darden Restaurants, Inc.	52,000	2,449,720
McDonald’s Corp.	25,500	1,878,585

		4,328,305

Retail-Apparel/Shoe-0.96%
The Gap, Inc.	85,915	1,655,582

Home Improvement Retail-1.44%
Lowe’s Cos., Inc.	100,600	2,494,880

Specialty Stores-1.84%
Tiffany & Co.	55,000	3,197,150

Total Retail		16,672,991

Total Consumer, Cyclical		20,905,359

Consumer, Non-Cyclical - 21.12%
Agriculture - 1.67%
Archer-Daniels-Midland Co.	88,550	2,892,929

Beverages - 1.65%
PepsiCo, Inc.	44,475	2,860,187

Biotechnology - 1.10%
Celgene Corp.(1)	37,100	1,911,763

	000000000000	000000000000
Commercial Services - 1.46%
MasterCard, Inc. - Class A	10,750	2,542,482

Cosmetics/Personal Care - 1.65%
The Procter & Gamble Co.	45,300	2,859,789

Food - 1.13%
HJ Heinz Co.	41,500	1,971,250

Healthcare Products - 5.50%
Johnson & Johnson	65,345	3,905,671
Stryker Corp.	41,800	2,406,008
Varian Medical Systems, Inc.(1)	47,700	3,223,089

		9,534,768

Healthcare Services - 1.53%
UnitedHealth Group, Inc.	64,600	2,651,830

Household Products/Wares - 2.07%
Church & Dwight Co., Inc.	52,100	3,585,001

Pharmaceuticals - 3.36%
Teva Pharmaceutical Industries, Ltd. - ADR	106,675	5,829,789

Total Consumer, Non-Cyclical		36,639,788

Energy - 9.48%
Oil & Gas - 9.48%
Apache Corp.	55,000	6,564,800
Diamond Offshore Drilling, Inc.	20,200	1,448,542
Murphy Oil Corp.	65,450	4,339,335
Exxon Mobil Corp.	50,814	4,099,673

		16,452,350

Total Energy		16,452,350

Financial - 12.73%
Banks - 5.34%
The Bank of New York Mellon Corp.	95,275	2,975,438
Cullen/Frost Bankers, Inc.	53,500	3,091,230
Wells Fargo & Co.	98,600	3,196,612

		9,263,280

Diversified Financial Services - 5.87%
American Express Co.	79,000	3,427,020
IntercontinentalExchange, Inc.(1)	13,250	1,596,493
T Rowe Price Group, Inc.	78,100	5,148,352

		10,171,865

Insurance - 1.52%
Aflac, Inc.	45,900	2,642,922

Total Financial		22,078,067

Industrial - 14.51%
Aerospace/Defense - 2.13%
The Boeing Co.	27,350	1,900,278
Northrop Grumman Corp.	25,800	1,787,940

		3,688,218

Electrical Components & Equipment - 2.97%
Emerson Electric Co.	87,500	5,152,000

Engineering & Construction - 1.06%
Fluor Corp.	26,500	1,833,535

Miscellaneous Manufacturers - 6.90%
General Electric Co.	285,535	5,750,675
Illinois Tool Works, Inc.	72,600	3,883,374
3M Co.	26,500	2,329,880

		11,963,929

Transportation - 1.45%
CH Robinson Worldwide, Inc.	32,730	2,523,155

Total Industrial		25,160,837

Technology - 14.42%
Computers - 7.31%
Apple, Inc.(1)	17,750	6,022,930
Accenture PLC - Class A	41,300	2,125,711
International Business Machines Corp.	27,985	4,533,570

		12,682,211

Semiconductors - 1.37%
Intel Corp.	110,500	2,371,330

Software - 5.74%
ANSYS, Inc.(1)	69,200	3,629,540
Microsoft Corp.	76,065	2,108,902
Oracle Corp.	131,950	4,226,359

		9,964,801

Total Technology		25,018,342

TOTAL COMMON STOCKS (COST $114,111,548)		157,388,430

EXCHANGE TRADED FUNDS - 7.80%
Exchange Traded Funds - 7.80%
iShares Dow Jones U.S. Regional Banks Index Fund	162,500	4,000,750
Materials Select Sector SPDR Fund	154,880	5,953,587
Energy Select Sector SPDR Fund	48,800	3,569,720

		13,524,057

TOTAL EXCHANGE TRADED FUNDS (COST $9,840,281)		13,524,057

SHORT TERM INVESTMENTS - 1.78%
Fifth Third Institutional Money Market Fund, 7-day Yield 0.09%	3,091,776	3,091,776

TOTAL SHORT TERM INVESTMENTS (COST $3,091,776)		3,091,776

TOTAL INVESTMENTS (100.31%) (COST $127,043,605)		174,004,263

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.31%)		(533,094)

TOTAL NET ASSETS (100.00%)		$173,471,169

(1)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

PLC - Public Limited Company.

SPDR - Standard & Poor’s 500 Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Notes to Quarterly Statement of Investments

January 31, 2011 (Unaudited)

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a)

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

b)

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

c)

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)

Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

g)

Fair Value Measurements and Disclosures — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including The Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value The Fund’s investments as of January 31, 2011.

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$157,388,430	$–	$–	$157,388,430
Exchange Traded Funds	13,524,057	–	–	13,524,057
Short Term Investments	3,091,776	–	–	3,091,776
TOTAL	$174,004,263	$–	$–	$174,004,263

*For detail descriptions, see the accompanying Schedule of Investments.

For the nine months ended January 31, 2011, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 to Accounting Standards Codification 820 “Fair Value Measurements and Disclosures”. The requirements set forth in the update include disclosure regarding transfers of securities in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. For the period ended January 31, 2011, there were no significant transfers between Levels 1, 2 or 3 from the valuation input levels used on April 30, 2010. The update also requires additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Fund’s financial statements.

2.    UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2011 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$ 48,616,805
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(1,741,289)
Net unrealized appreciation	$ 46,875,516
Tax Cost	$ 127,128,747

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 29, 2011

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	March 29, 2011